ALLEGIANT FUNDS

         Supplement dated January 4, 2006 to the Statement of Additional
                       Information dated October 1, 2005.

             This Supplement provides new and additional information
              beyond that contained in the Statement of Additional Information ("SAI") and should be read in conjunction with the SAI.

ALLEGIANT INVESTMENT COUNSELORS, INC. MERGER

         On  December   31,  2005,   Allegiant   Investment   Counselors,   Inc.
("Investment Counselors"), a wholly-owned subsidiary of National City Corporation and the sub-adviser to the Allegiant Small Cap Core Fund (the "Fund"), merged into Allegiant Asset Management Company (the "Adviser"), a wholly-owned indirect subsidiary of National City Corporation and the investment adviser to the Fund (the "Merger"). As a result of the Merger, all references in the SAI to multiple "Sub-Advisers" are deleted and replaced with "Sub-Adviser".

THE  FIRST  PARAGRAPH  UNDER  THE  HEADING   "ADDITIONAL   INFORMATION  ON  FUND
MANAGEMENT" ON PAGE 2 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

         Further information on the management strategies, techniques, policies and related matters concerning Allegiant Asset Management Company, the investment adviser to the Funds (the "Adviser"), and Polaris Capital Management, Inc. ("Polaris"), the sub-adviser to the Allegiant International Equity Fund, may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.

THE FIRST PARAGRAPH UNDER THE HEADING "ALLEGIANT SMALL CAP CORE FUND" ON PAGE 7 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

         The Fund seeks to achieve its objective by investing in a diversified portfolio of common stocks of issuers with relatively small capitalizations. The investment process of the Adviser is to invest in securities of companies based on the Adviser's analysis of the company's cash flow.

THE SECOND PARAGRAPH UNDER THE HEADING "ADVISORY AGREEMENTS" ON PAGE 98 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

         The Adviser entered into a Sub-Advisory Agreement with Allegiant Investment Counselors, Inc. ("Investment Counselors"), dated April 1, 2004, on behalf of the Small Cap Core Fund (the "Investment Counselors Sub-Advisory Agreement"). On December 31, 2005, Investment Counselors was merged into
Allegiant Asset Management Company, the Adviser. The Allegiant Small Cap Core Fund is now managed solely by the Adviser. Prior to its merger into the Adviser, Investment Counselors was a wholly owned subsidiary of NCB and a registered investment adviser with the SEC with over $733 million in assets under management as of June 30, 2005. The Adviser also entered into a Sub-Advisory Agreement with Polaris, dated September 1, 2005, on behalf of the Allegiant International Equity Fund (the "Polaris Sub-Advisory Agreement" and, together with the Investment Counselors Sub-Advisory Agreement, the "Sub-Advisory Agreements"). Polaris is a registered investment adviser with the SEC with over $764 million in assets under management as of June 30, 2005. Polaris' principal offices are at 125 Summer Street, Suite 1470, Boston, Massachusetts.

THE FIFTH PARAGRAPH UNDER THE HEADING "ADVISORY AGREEMENTS" ON PAGE 100 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

         The Adviser has entered into a Sub-Advisory Agreement with Polaris. Polaris serves as sub-adviser to a portion of the International Equity Fund's assets that the Adviser has allocated to a value strategy.

THE SEVENTH PARAGRAPH UNDER THE HEADING "ADVISORY AGREEMENTS" ON PAGE 100 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

         Polaris, subject to the supervision of the Board of Trustees, is responsible for assisting the Adviser in providing a continuous investment program, including investment research and management with respect to all securities, investments, cash and cash equivalents. Polaris will assist the Adviser in determining from time to time what securities will be purchased, retained or sold by the International Equity Fund. Polaris will provide its services consistent with the investment objective, policies and restrictions of the Fund stated in its prospectuses and SAI and resolutions applicable to the Fund.

THE FIRST SENTENCE OF THE EIGHTH PARAGRAPH UNDER THE HEADING "ADVISORY AGREEMENTS" ON PAGE 100 OF THE SAI IS DELETED.

THE TENTH PARAGRAPH UNDER THE HEADING "ADVISORY AGREEMENTS" ON PAGE 101 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

         In no instance will Fund securities be purchased from or sold to the Adviser, the Sub-Adviser, the Distributor (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, the Sub-Adviser, or the Distributor (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser (or the Sub-Adviser, as the case may be), may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of Allegiant Funds and/or its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser (or Sub-Adviser) will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and/or such other clients. The Adviser (and Polaris with respect to that portion of the assets of the International Equity Fund allocated to it) will maintain all books and records with respect to the securities transactions for the Funds and furnish the Trust's Board of Trustees such periodic and special reports as the Board may request.

THE TWELFTH PARAGRAPH UNDER THE HEADING "ADVISORY AGREEMENTS" ON PAGES 101-102 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

         Each of the Advisory Agreement and Sub-Advisory Agreement remains in effect for an initial period of up to two years after its approval and will continue in effect with respect to the Fund to which it relates from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund (as defined by the 1940 Act) and a majority of the trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement (or Sub-Advisory Agreement) may be terminated by the Trust or the Adviser on 60 days' written notice, and will terminate immediately in the event of its assignment. The Sub-Advisory Agreement also terminates (i) upon the effective date of the termination of the Advisory Agreement with respect to the Allegiant International Equity Fund and (ii) may also be terminated by Polaris after the initial term on 180 days' written notice to the Trust and the Adviser.

THE FOLLOWING PARAGRAPH IS ADDED UNDER THE HEADING "APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS" ON PAGE 102:

         As a result of the merger of Investment Counselors into the Adviser, the sub-advisory agreement on behalf of the Allegiant Small Cap Core Fund terminated.


THE TABULAR INFORMATION FOR GORDON A. JOHNSON, JAMES E. MINEMAN, PETER A. ROY AND LISA A. TETER, FORMERLY OF INVESTMENT COUNSELORS, UNDER THE HEADING "PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED" ON PAGE 104 OF SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

------------------------------------------------------------------------------------------------------------------------------
                                                                                        # of Accounts
                                                         Total # of                      Managed with       Total Assets with
                                                          Accounts                    Performance-Based     Performance-Based
      Name of Portfolio Manager     Type of Accounts      Managed     Total Assets       Advisory Fee          Advisory Fee
------------------------------------------------------------------------------------------------------------------------------
GORDON A. JOHNSON                      Registered             0            $0                 0                     $0
     Senior Portfolio Manager     Investment Companies:
     Core Equity Investment
     Management Team
------------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled            0            $0                 0                     $0
                                   Investment Vehicles
------------------------------------------------------------------------------------------------------------------------------
                                     Other Accounts:          2        $64,000,000            0                     $0
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
JAMES E. MINEMAN                       Registered
     Senior Portfolio Manager     Investment Companies:
     Core Equity Investment                                   0            $0                 0                     $0
     Management Team
------------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled            0            $0                 0                     $0
                                   Investment Vehicles
------------------------------------------------------------------------------------------------------------------------------
                                     Other Accounts:          2        $64,000,000            0                     $0
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PETER A. ROY                           Registered
     Senior Portfolio Manager     Investment Companies:
     Core Equity Investment                                   0            $0                 0                     $0
     Management Team
------------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled            0            $0                 0                     $0
                                   Investment Vehicles
------------------------------------------------------------------------------------------------------------------------------
                                     Other Accounts:          2        $64,000,000            0                     $0
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
LISA A. TETER                          Registered
     Senior Portfolio Manager     Investment Companies:
     Core Equity Investment                                   0            $0                 0                     $0
     Management Team
------------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled            0            $0                 0                     $0
                                   Investment Vehicles
------------------------------------------------------------------------------------------------------------------------------
                                     Other Accounts:          2        $64,000,000            0                     $0
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

BOARD COMPENSATION

EFFECTIVE JANUARY 1, 2006, THE FIRST PARAGRAPH UNDER THE HEADING "BOARD COMPENSATION" ON PAGE 95 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

         Effective January 1, 2006, each Trustee receives an annual fee of $40,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings of the Boards of Trustees of the Trust and Allegiant Advantage Fund. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board receives an additional $25,000 per year and the Chairman of the Audit Committee receives an additional $6,000 per year for their services in these capacities. Prior to January 1, 2006, each Trustee received an annual fee of $25,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings of the Boards of Trustees of the Trust and Allegiant Advantage Fund. The Chairman of the Board received an additional $21,000 per year and the Chairman of the Audit Committee received an addition $1,000 per quarter for their services in these capacities.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE